Variable Interest Entities - Conduit Facilities (Details) (10-K) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions											12 Months Ended
	Jun. 10, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Jan. 15, 2015	Jun. 26, 2014	Jun. 13, 2014	Dec. 20, 2013	Sep. 27, 2013	Sep. 26, 2013	Dec. 31, 2015	Jan. 30, 2017	Sep. 30, 2016	Jan. 30, 2016	Dec. 10, 2015	Dec. 03, 2015	Nov. 23, 2015	Jul. 21, 2015	Jul. 15, 2015	Mar. 25, 2015	Mar. 24, 2015	Feb. 03, 2015	Mar. 24, 2014
Debt Instrument [Line Items]
Amount drawn													$ 0
Asset-backed Securities [Member] | First Avenue Funding LLC 2015 [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility	$ 250,000,000
Funding period	2 years
Asset-backed Securities [Member] | Second Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility		$ 250,000,000
Amounts funded at closing	$ 0										$ 0
Funding period		3 years
Amount drawn											250						$ 250
Asset-backed Securities [Member] | Mill River 2015 VFN1 [Member] [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility			$ 400,000,000
Amounts funded at closing			$ 0
Funding period			3 years
Amount drawn											400				$ 200		200
Asset-backed Securities [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility				$ 350
Funding period				3 years	2 years
Amount drawn																		$ 100
Asset-backed Securities [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Debt Instrument [Line Items]
Amount drawn																$ 100
Asset-backed Securities [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility									$ 350,000,000
Funding period									2 years
Amount drawn											0
Extended funding period									1 year
Asset-backed Securities [Member] | First Avenue funding, LLC securitization [Member]
Debt Instrument [Line Items]
Amount drawn											250						$ 250
Warehouse Agreement Borrowings [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
Line of credit, remaining borrowing capacity																						$ 3,000,000,000
Amount outstanding under a statutory trust											14
Warehouse Agreement Borrowings [Member] | Scenario, Forecast [Member] | OneMain Financial Holdings, Inc. [Member]
Debt Instrument [Line Items]
line of credit facility, remaining borrowing capacity, reduction												$ 100,000,000,000		$ 50,000,000,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility								$ 350,000,000
Amounts funded at closing								$ 0
Funding period								2 years
Funding period including extended period								2 years
Consumer Loan [Member] | Asset-backed Securities [Member] | Whitford Brook Funding Trust2014 VFN1 [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility		$ 250				$ 300,000,000															$ 300
Funding period						3 years
Amount drawn											200								$ 100
Securitization required minimum balance						$ 100,000,000																	$ 100,000,000
Amount paid under securitization																				$ 100
Consumer Loan [Member] | Asset-backed Securities [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Maximum amount of notes that may be issued under private securitization facility							$ 300			$ 300
Amounts funded at closing										$ 0
Funding period										1 year
Amount drawn											$ 0
Consumer Loan [Member] | Asset-backed Securities [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Amounts funded at closing									$ 0
Funding period									2 years
Funding period including extended period									3 years
Extended funding period									1 year
Consumer Loan [Member] | Asset-backed Securities [Member] | Maximum [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Funding period including extended period							2 years
Consumer Loan [Member] | Asset-backed Securities [Member] | Minimum [Member] | Midbrook Funding Trust 2013 VFN1 [Member]
Debt Instrument [Line Items]
Funding period including extended period							1 year